Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of inventories

	12.31.24	12.31.23
Finished goods	3,574,304	3,564,379
Work in progress	409,037	378,788
Raw materials	1,589,282	1,675,323
Packaging materials	154,696	150,444
Secondary materials	621,207	546,213
Supplies	190,041	216,998
Imports in transit	236,453	150,947
Other	68,528	75,646
(-) Adjustment to present value ("APV") (1)	(115,546)	(129,848)
	6,728,002	6,628,890
(1)	The adjustment refers to the counter-entry of the adjustment of present value from trade accounts payable and is carried out for cost according to inventories turnover.

Schedule of cost of sales

	Realizable value through sale		Impaired inventories		Obsolete inventories		Total
	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23
Beginning balance	(26,308)	(66,671)	(22,981)	(73,694)	(8,232)	(9,944)	(57,521)	(150,309)
Additions	(38,540)	(461,373)	(114,852)	(113,370)	(11,322)	(8,871)	(164,714)	(583,614)
Reversals	63,757	504,860	-	-	-	-	63,757	504,860
Write-offs	-	-	113,145	164,245	18,600	10,603	131,745	174,848
Monetary correction by Hyperinflation	-	-	-	(208)	-	(7)	-	(215)
Exchange rate variation	(312)	(3,124)	(173)	46	(63)	(13)	(548)	(3,091)
Ending balance	(1,403)	(26,308)	(24,861)	(22,981)	(1,017)	(8,232)	(27,281)	(57,521)